Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

Note 14 - Leases

Leases from related parties

In April 2021, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent a space with 136 square meters to open Jowell Best Choice Store at Longrich Industrial District. The lease term is from May 1, 2021 to April 30, 2022. The Company renewed and extended this lease with new maturity date on December 31, 2023. The rental payments related to this lease were $12,208 and $8,473 for the year ended December 31, 2022 and 2021, respectively.

In April, 2021, the Company entered into another one-year operating lease agreement with a subsidiary of Longrich Group to rent a space with 1,146 square meters for live stream base at Longrich Industrial District. The lease term is from May 1, 2021 to April 30, 2022. The Company renewed and extended this lease with new maturity date on December 31, 2023. The rental payments related to this lease were $78,250 and $54,312 for the year ended December 31, 2022 and 2021, respectively.

In August, 2021, the Company signed a three-year operating lease agreement with a subsidiary of Longrich Group to rent an office space with 3,956 square meters for Jowell Best Choice Store opening in Changshu City, Jiangsu Province. The lease term is from September 1, 2021 to August 31, 2024. The rental payments related to this lease were $153,130 and $53,144 for the year ended December 31, 2022 and 2021, respectively.

In August, 2021, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent an office space with 350 square meters in Chengdu City, Sichuan Province. The lease term is from September 1, 2021 to August 31, 2022. The rental payments related to this lease were $11,910 and $6,200 for the year ended December 31, 2022 and 2021, respectively.

The Company also entered into following five lease agreements with its related parties controlled by a major shareholder of the Company, to lease warehouse and office spaces. The Company intend to continue these leases for the next two years.

On January 1, 2022, December 31, 2020 and January 1 2020, the Company entered into a one-year lease agreement with a subsidiary of Longrich Group to rent an office space of 700 square meters at Yangpu District, Shanghai, respectively. The rental payments related to these leases were $98,483, $115,681 and $95,913 for the year ended December 31, 2022, 2021 and 2020, respectively. The lease was renewed on December 31, 2022 for another one-year term.

On January 1, 2020, the Company entered into the second one-year operating lease agreement with a subsidiary of Longrich Group to rent a warehouse space with 500 square meters at Jiangsu Diye Industrial District. On January 1, 2022 and December 31, 2020, the Company renewed this lease agreement for another one-year term, respectively and the leased space is increased to 6,440 square meters. The rental payments related to these leases were $268,457, $324,296 and $20,299 for the year ended December 31, 2022, 2021 and 2020, respectively. The lease was renewed on January 1, 2023 for another one-year term.

On January 1, 2022, December 31, 2020 and January 1, 2020, the Company entered into the third one-year operating lease agreement with a subsidiary of Longrich Group to rent another office space with 1,097 square meters at Longrich Industrial District, respectively. The rental payments related to this lease were $74,905, $90,242 and $83,505 for the year ended December 31, 2022, 2021 and 2020, respectively. The lease was renewed on January 1, 2023 for another one-year term.

On January 1, 2020, the Company entered into the fourth one-year operating lease agreement with a subsidiary of Longrich Group to rent another office space with 404 square meters in Changshu City, Jiangsu Province. On January 1, 2022 and December 31, 2020, the Company renewed this lease agreement for another one-year term, respectively and the leased space is increased to 5,976 square meters. The rental payments related to this lease were $408,062, $492,939 and $32,261 for the year ended December 31, 2022, 2021 and 2020, respectively. The lease was renewed on January 1, 2023 for another one-year term.

Leases from third parties

In March 2021, the Company signed a ten-year operating lease agreement with an individual to lease an office space with 738.70 square meters in Hangzhou City, Zhejiang Province. The lease term is from May 20, 2021 to May 19, 2031. The rental payments related to this lease were $199,626 and $127,945 for the year ended December 31, 2022 and 2021, respectively.

On June 15, 2021, the Company signed a three-year operating lease agreement with a third party to lease an office space with 395 square meters in Urumchi City, Xinjiang Province. The lease term is from June 15, 2021 to June 14, 2024. The rental payments related to this lease were $43,793 and $24,824 for the year ended December 31, 2022 and 2021, respectively.

On May 28, 2021, the Company signed a two-years operating lease agreement with a third party to lease 273.59 square meters for office space in Tianjin City. The lease term is from August 1, 2021 to July 31, 2023. The rental payments related to this lease were $32,707 and $14,189 for the year ended December 31, 2022 and 2021, respectively.

On June 20, 2021, the Company signed a three-year operating lease agreement with a third party to lease 169 square meters for Jowell Best Choice Store opening in Suzhou City, Jiangsu Province. The lease term from July 20, 2021 to July 20, 2024. The rental payments related to this lease were $23,047 and $10,772 for the year ended December 31, 2022 and 2021, respectively.

In June, 2021, the Company signed a two-years operating lease agreement with a third party to lease 264.89 square meters for office space in Wuhan City, Hubei Province. The lease term is from June 20, 2021 to June 19, 2023. The rental payments related to this lease were $24,513 and $13,541 for the year ended December 31, 2022 and 2021, respectively.

On November 20, 2021, the Company signed a two-years operating lease agreement with a third party to lease 230 square meters for office space in Guangzhou City. The lease term is from December 1, 2021 to November 30, 2023. The rental payments related to this lease were $42,118 and $3,654 for the year ended December 31, 2022 and 2021, respectively.

On December 20, 2021, the Company signed a two-years operating lease agreement with a third party to lease 170.40 square meters for office space in Changchun City, Jilin Province. The lease term is from December 23, 2021 to December 22, 2023. The rental payments related to this lease were $17,676 and $445 for the year ended December 31, 2022 and 2021, respectively.

In March 2022, the Company signed a two-years operating lease agreement with a third party to lease 210.23 square meters for office space in Zhengzhou City, Henan Province. The lease term is from March 8, 2022 to March 7, 2024. The rental payment related to this lease was $16,395 for the year ended December 31, 2022.

In April 2022, the Company signed a two-years operating lease agreement with a third party to lease 268 square meters for office space in Wuhan City, Hubei Province. The lease term is from April 26, 2022 to April 25, 2024. The rental payment related to this lease was $21,784 for the year ended December 31, 2022.

Balance sheet information related to the operating lease is as follows:

	December 31, 2022	December 31, 2021
Operating lease assets:
Operating lease right of use asset – related party	$1,826,578	$3,297,318
Operating lease right of use asset – third party	1,562,958	1,987,061
Total operating lease assets	$3,389,536	$5,284,379

Operating lease obligations:
Operating lease liabilities – related party	$1,822,356	$3,451,864
Operating lease liabilities – third party	1,456,311	1,858,783
Total operating lease obligations	$3,278,667	$5,310,647

Current operating lease liabilities	$1,179,237	1,317,006
Non-current operating lease liabilities	2,099,430	3,993,641
Total operating lease obligations	$3,278,667	$5,310,647

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

December 31, 2022
Weighted-average remaining lease term	4.45 years
Weighted-average discount rate	4.75%

The following table summarizes the maturity of operating lease liabilities as of December 31, 2022:

12 months ending December 31,
2023	$1,303,028
2024	1,111,641
2025	193,914
2026	193,914
2027	203,610
Thereafter	631,191
Total lease payments	3,637,298
Less: imputed interest	(358,631)
Total lease liabilities	$3,278,667